Schedule of inventories (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Stores and fuel	$ 6,869	$ 6,344
Ore and in-process ore	997	397
Finished goods – WO3 concentrate	1,110	2,677
Current inventories	8,976	9,418
Tailings	33,381	33,392
Total inventories	$ 42,357	$ 42,810